Note 6 - Allowance for Loan Losses and Credit Quality Information	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Allowance For Loan Losses And Credit Quality Information [Text Block]
NOTE
6
Allowance for Loan Losses
and Credit Quality
Information
The allowance for loan losses is summarized as follows:

(Dollars in thousands)	Single Family	Commercial Real Estate	Consumer	Commercial Business	Total
Balance, December 31, 2014	$1,096	5,024	1,009	1,203	8,332

Provision for losses	$(105)	(427)	254	114	(164)
Charge-offs	(19)	0	(105)	(69)	(193)
Recoveries	18	1,481	42	193	1,734
Balance, December 31, 2015	$990	6,078	1,200	1,441	9,709

Provision for losses	$262	(1,788)	481	400	(645)
Charge-offs	(66)	(67)	(108)	(180)	(421)
Recoveries	0	730	40	490	1,260
Balance, December 31, 2016	$1,186	4,953	1,613	2,151	9,903

Provision for losses	$(280)	(75)	263	(431)	(523)
Charge-offs	(6)	(50)	(288)	(311)	(655)
Recoveries	0	245	42	299	586
Balance, December 31, 201 7	$900	5,073	1,630	1,708	9,311

Allocated to:
Specific reserves	$235	248	434	71	988
General reserves	951	4,705	1,179	2,080	8,915
Balance, December 31, 2016	$1,186	4,953	1,613	2,151	9,903

Allocated to:
Specific reserves	$192	441	263	177	1,073
General reserves	708	4,632	1,367	1,531	8,238
Balance, December 31, 201 7	$900	5,073	1,630	1,708	9,311

Loans receivable at December 31, 201 6:
Individually reviewed for impairment	$1,107	1,880	940	643	4,570
Collectively reviewed for impairment	102,148	297,200	72,343	84,533	556,224
Ending balance	$103,255	299,080	73,283	85,176	560,794

Loans receivable at December 31, 201 7 :
Individually reviewed for impairment	$1,523	1,364	880	507	4,274
Collectively reviewed for impairment	105,482	332,753	72,887	79,402	590,524
Ending balance	$107,005	334,117	73,767	79,909	594,798

The following table summarizes the amount of classified and unclassified loans at
December 31
,
2017
and
2016:

	December 31, 201 7
	Classified					Unclassified
(Dollars in thousands)	Special Mention	Substandard	Doubtful	Loss	Total	Total	Total Loans
Single family	$77	2,154	44	0	2,275	104,730	107,005
Commercial real estate:
Real estate rental and leasing	5,022	3,813	0	0	8,835	166,342	175,177
Other	9,135	4,257	0	0	13,392	145,548	158,940
Consumer	0	631	119	130	880	72,887	73,767
Commercial business:
Transportation industry	116	1,002	0	0	1,118	7,971	9,089
Other	5,665	4,504	0	0	10,169	60,651	70,820
	$20,015	16,361	163	130	36,669	558,129	594,798

	December 31, 2016
	Classified					Unclassified
(Dollars in thousands)	Special Mention	Substandard	Doubtful	Loss	Total	Total	Total Loans
Single family	$457	2,130	74	0	2,661	100,594	103,255
Commercial real estate:
Real estate rental and leasing	1,577	3,156	0	0	4,733	148,610	153,343
Other	1,702	7,187	0	0	8,889	136,848	145,737
Consumer	0	531	110	299	940	72,343	73,283
Commercial business:
Transportation industry	0	4,065	0	0	4,065	6,444	10,509
Other	3,973	2,916	0	0	6,889	67,778	74,667
	$7,709	19,985	184	299	28,177	532,617	560,794

Classified loans represent special
mention, performing substandard, and non-performing loans categorized as substandard, doubtful and loss. Loans classified as special mention are loans that have potential weaknesses that, if left uncorrected, may
result in deterioration of the repayment prospects for the asset or in the Bank’s credit position at some future date. Loans classified as substandard are loans that are generally inadequately protected by the current net worth and paying capacity of the obligor, or by the collateral pledged, if any. Loans classified as substandard have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. Substandard loans are characterized by the distinct possibility that the Bank will sustain some loss if the deficiencies are not
corrected. Loans classified as doubtful have the weaknesses of those classified as substandard, with additional characteristics that make collection in full on the basis of currently existing facts, conditions and values questionable, and there is a high possibility of loss. A loan classified as loss is considered uncollectible and of such little value that continuance as an asset on the balance sheet is not
warranted. Loans classified as substandard or doubtful require the Bank to perform an analysis of the individual loan and charge off any loans, or portion thereof, that are deemed uncollectible.

The
aging of past due loans at
December 31, 2017
and
2016
is summarized as follows:

(Dollars in thousands)	30-59 Days Past Due	60-89 Days Past Due	90 Days or More P ast Due	Total P ast Due	Current Loans	Total L oans	Loans 90 Days or M ore Past Due and Still Accruing
201 7
Single family	$727	294	669	1,690	105,315	107,005	0
Commercial real estate:
Real estate rental and leasing	0	0	0	0	175,177	175,177	0
Other	0	0	0	0	158,940	158,940	0
Consumer	734	117	235	1,086	72,681	73,767	0
Commercial business:
Transportation industry	0	0	0	0	9,089	9,089	0
Other	34	0	180	214	70,606	70,820	0
	$1,495	411	1,084	2,990	591,808	594,798	0

2016
Single family	$342	158	179	679	102,576	103,255	0
Commercial real estate:
Real estate rental and leasing	0	0	0	0	153,343	153,343	0
Other	0	0	0	0	145,737	145,737	0
Consumer	412	117	140	669	72,614	73,283	0
Commercial business:
Transportation industry	0	0	0	0	10,509	10,509	0
Other	85	0	274	359	74,308	74,667	0
	$839	275	593	1,707	559,087	560,794	0

I
mpaired loans include loans that are non-performing (non-accruing) and loans that have been modified in a TDR. The following table summarizes impaired loans and related allowances for the years ended
December 31, 2017
and
2016:

	December 31, 201 7
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Loans with no related allowance recorded:
Single family	$415	415	0	414	24
Commercial real estate:
Real estate rental and leasing	35	51	0	38	0
Other	25	1,682	0	26	96
Consumer	414	414	0	406	7
Commercial business:
Other	0	0	0	100	0

Loans with an allowance recorded:
Single family	1,108	1,108	192	878	31
Commercial real estate:
Real estate rental and leasing	0	0	0	155	0
Other	1,304	1,304	441	1,715	0
Consumer	466	483	263	457	14
Commercial business:
Other	507	1,358	177	443	22

Total:
Single family	1,523	1,523	192	1,292	55
Commercial real estate:
Real estate rental and leasing	35	51	0	193	0
Other	1,329	2,986	441	1,741	96
Consumer	880	897	263	863	21
Commercial business:
Other	507	1,358	177	543	22
	$4,274	6,815	1,073	4,632	194

	December 31, 2016
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Loans with no related allowance recorded:
Single family	$217	217	0	567	15
Commercial real estate:
Real estate rental and leasing	40	122	0	40	0
Other	26	1,771	0	29	97
Consumer	312	312	0	449	13
Commercial business:
Other	274	356	0	81	18

Loans with an allowance recorded:
Single family	890	890	235	1,022	17
Commercial real estate:
Real estate rental and leasing	0	0	0	389	0
Other	1,814	1,814	248	1,856	229
Consumer	628	644	434	553	13
Commercial business:
Other	369	921	71	423	57

Total:
Single family	1,107	1,107	235	1,589	32
Commercial real estate:
Real estate rental and leasing	40	122	0	429	0
Other	1,840	3,585	248	1,885	326
Consumer	940	956	434	1,002	26
Commercial business:
Other	643	1,277	71	504	75
	$4,570	7,047	988	5,409	459

At
December 31,
2017,
2016
and
2015,
non-accruing loans totaled
$3.2
million,
$3.3
million and
$4.2
million, respectively, for which the related allowance for loan losses was
$0.9
million,
$0.8
million and
$0.7
million, respectively. Non-accruing loans for which
no
specific allowance has been recorded because management determined that the value of the collateral was sufficient to repay the loan totaled
$0.4
million,
$0.7
million and
$1.4
million at
December 31, 2017,
2016
and
2015,
respectively. Had the non-accruing loans performed in accordance with their original terms, the Company would have recorded gross interest income on the loans of
$0.3
million,
$0.6
million and
$0.4
million in
2017,
2016
and
2015,
respectively. For the years ended
December 31, 2017,
2016
and
2015,
the Company recognized interest income on these loans of
$0.1
million,
$0.4
million and
$0.2
million, respectively. All of the interest income that was recognized for non-accruing loans was recognized using the cash basis method of income recognition. Non-accrual loans also include some of the loans that have had terms modified in a TDR.

The
following table summarizes non-accrual loans at
December 31, 2017
and
2016:

(Dollars in thousands)	2017	2016
Single family	$949	916
Commercial real estate:
Real estate rental and leasing	35	41
Other	1,329	1,343
Consumer	553	630
Commercial business:
Other	278	343
	$3,144	3,273

Included in loans receivable, net, are certain loans that have been modified in order to maximize collection of loan balances.
If the Company, for legal or economic reasons related to the borrower’s financial difficulties, grants a concession compared to the original terms and conditions of the loan, the modified loan is considered a TDR.

At
December 31,
201
7,
2016
and
2015,
there were loans included in loans receivable, net, with terms that had been modified in a TDR totaling
$3.0
million,
$3.3
million and
$2.5
million, respectively. Had these loans been performing in accordance with their original terms throughout
2017,
2016
and
2015,
the Company would have recorded gross interest income of
$0.4
million,
$0.6
million and
$0.4
million, respectively. During
2017,
2016
and
2015,
the Company recognized interest income of
$0.2
million,
$0.4
million and
$0.2
million, respectively, on these loans. For the loans that were modified in
2017,
$0.7
million are classified and performing and
$0.4
million were non-performing at
December 31, 2017.

The following table summarizes
TDRs at
December 31, 2017
and
2016:

(Dollars in thousands)	2017	2016
Single family	$685	448
Commercial real estate:
Other	1,210	1,774
Consumer	758	709
Commercial business:
Other	391	369
	$3,044	3,300

As of
December 31,
201
7,
the Bank had commitments to lend an additional
$0.8
million to a borrower who has TDR and non-accrual loans. These additional funds are for the construction of single family homes with a maximum loan-to-value ratio of
75%.
These loans are secured by the home under construction. There were commitments to lend additional funds of
$0.4
million to this same borrower at
December 31, 2016.

TDR concessions can include reduction of interest rates, extension of maturity dates, forgiveness of principal and/or interest due, or acceptance of real estate or other assets in full or partial satisfaction of the debt. Loan modifications are not
reported as TDRs after
12
months if the loan was modified at a market rate of interest for comparable risk loans, and the loan is performing in accordance with the terms of the restructured agreement. All loans classified as TDRs are considered to be impaired.

When a loan is modified as a TDR, there
may
be a direct, material impact on the loans within the
Consolidated Balance Sheets, as principal balances
may
be partially forgiven. The financial effects of TDRs are presented in the following table and represent the difference between the outstanding recorded balance pre-modification and post-modification, for the periods ending
December 31, 2017
and
2016:

	Year ended December 31, 201 7			Year ended December 31, 201 6
(Dollars in thousands)	Number of Contracts	Pre- modification Outstanding Recorded Investment	Post- modification Outstanding Recorded Investment	Number of Contracts	Pre- modification Outstanding Recorded Investment	Post- modification Outstanding Recorded Investment
Troubled debt restructurings:
Single family	3	$282	514	4	$251	263
Commercial real estate:
Other	0	0	0	1	1,274	1,274
Consumer	15	588	591	18	382	384
Commercial business:
Other	1	416	116	2	257	201
Total	19	$1,286	1,221	25	$2,164	2,122

Loans that were restructured within the
12
months preceding
December 31,
2017
and
2016
and defaulted during the year are presented in the table below:

	Year ended December 31, 201 7		Year ended December 31, 201 6
(Dollars in thousands)	Number of Contracts	Outstanding Recorded Investment	Number of Contracts	Outstanding Recorded Investment
Troubled debt restructurings that subsequently defaulted:
Commercial real estate:
Other	0	$0	1	$183
Consumer	1	65	1	4
Total	1	$65	2	$187

The Company considers a loan to have defaulted when it becomes
90
or more days past due under the modified terms, when it is placed in non-accrual status, when it becomes other real estate owned, or when it becomes non-compliant with some other material requirement of the modification agreement.

Loans that were non-accrual prior to modification remain non-accrual for at least six
months following modification. Non-accrual TDR loans that have performed according to the modified terms for six
months
may
be returned to accruing status. Loans that were accruing prior to modification remain on accrual status after the modification as long as the loan continues to perform under the new terms.

TDRs are reviewed for impairment following the same methodology as other impaired loans. For loans that are collateral dependent, the value of the collateral is reviewed and additional reserves may
be added as needed. Loans that are
not
collateral dependent
may
have additional reserves established if deemed necessary.
The allocated reserves for TDRs was
$0.9
million, or
9.8%,
of the total
$9.3
million in allowance for loan losses at
December 31, 2017,
and
$0.6
million, or
6.2%,
of the total
$9.9
million in allowance for loan losses at
December 31, 2016.

Loans acquired in a business combination are segregated into two
types: purchased performing loans with a discount attributable at least in part to credit quality and PCI loans with evidence of significant credit deterioration. Purchased performing loans are accounted for in accordance with ASC
310
-
20
“Nonrefundable Fees and Other Costs”
as these loans do
not
have evidence of credit deterioration since origination. PCI loans are accounted for in accordance with ASC
310
-
30
“Receivables – Loans and Debt Securities Acquired with Deteriorated Credit Quality”
as they display significant credit deterioration since origination. In accordance with ASC
310
-
30,
for PCI loans, the difference between contractually required payments at acquisition and the cash flows expected to be collected is referred to as the non-accretable difference. This amount is not
recognized as a yield adjustment or as a loss accrual or a valuation allowance. Furthermore, any excess of cash flows expected at acquisition over the estimated fair value is referred to as the accretable yield and is recognized into interest income over the remaining life of the loans when there is a reasonable expectation about the amount and timing of such cash flows. Increases in expected cash flows subsequent to the initial investment are recognized prospectively through an adjustment of the yield on the loan over its remaining estimated life. Decreases in expected cash flows are recognized immediately as an impairment through the provision for loan losses.

The following is additional information with respect to loans acquired through acquisitions:

(Dollars in thousands)	Contractual Principal Receivable	Accretable Difference	Net Carrying Amount
Purchased Performing Loans:
Balance at December 31, 201 4	$0	0	0

Loans acquired during the period	$24,215	(793)	23,422
Change due to payments/refinances	(5,676)	334	(5,342)
Balance at December 31, 201 5	$18,539	(459)	18,080

Loans acquired during the period	$11,772	(211)	11,561
Change due to payments/refinances	(13,413)	340	(13,073)
Change due to loan charge-off	(156)	(2)	(158)
Balance at December 31, 201 6	$16,742	(332)	16,410

Change due to payments/refinances	$(6,594)	101	(6,493)
Transferred to foreclosed assets	(2)	0	(2)
Change due to loan charge-off	(18)	0	(18)
Balance at December 31, 201 7	$10,128	(231)	9,897

(Dollars in thousands)	Contractual Principal Receivable	Non-Accretable Difference	Net Carrying Amount
Purchased Credit Impaired Loans:
Balance at December 31, 2014	$0	0	0

Loans acquired during the period	$1,134	(497)	637
Change due to payments/refinances	(260)	48	(212)
Change due to loan charge-off	(319)	287	(32)
Balance at December 31, 201 5	$555	(162)	393

Loans acquired during the period	$329	(37)	292
Change due to payments/refinances	(449)	147	(302)
Balance at December 31, 201 6	$435	(52)	383

Change due to payments/refinances	$(33)	13	(20)
Balance at December 31, 201 7	$402	(39)	363

As a result of
acquisitions, the Company has PCI loans for which there was, at acquisition, evidence of deterioration of credit quality since origination and for which it was probable at acquisition that all contractually required payments would not
be collected. The carrying amount of those loans as of
December 31, 2017
was
$0.4
million.

No
material provision for loan losses was recognized during the period ended
December 31, 2017
related to acquired loans as there was
no
significant change to the credit quality of the loans.